Income Taxes Income Taxes (Deferred Tax Assets) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Income Tax Disclosure [Abstract]
Allowance for loan losses	$ 8,749	$ 8,089
Unrealized losses on securities	2,086	8,893
Stock-based compensation	1,437	1,295
Nonaccrual interest	639	1,330
Other	795	902
Total deferred tax assets	13,706	20,509
Premises and equipment	(3,220)	(3,599)
Prepaid expenses	(344)	(353)
Deferred loan fees	(1,189)	(1,046)
Total deferred tax liabilities	(4,753)	(4,998)
Net deferred tax asset	$ 8,953	$ 15,511